Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Note 7: Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$250.0	$–
Trade accounts payable and accruals	718.8	571.3
Salaries, wages and related fringe benefits	209.9	190.2
Advances from customers	1,012.5	863.3
Sales-related costs and provisions	118.1	90.2
Payroll and other taxes	76.0	67.4
Product warranty	65.0	45.7
Fair market value of derivatives(1)	17.6	1.8
Other	201.8	186.1

Total accounts payable and accrued liabilities	$2,669.7	$2,016.0

(1)  Additional information relating to the Company's outstanding derivative contracts as of December 31, 2011 may be found in Note 18 of the Notes to Consolidated Financial Statements.

     Activity during the year associated with the Company's product warranty accruals was as follows (dollars in millions):

Balance December 31, 2010	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2011

$45.7	$42.5	$21.3	$(44.0)	$(0.5)	$65.0